UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to March 31, 2006

Item 1:                   Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (unaudited)

March 31, 2006

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

DOMESTIC SECURITIES (88.4%)

CORPORATE OBLIGATIONS (87.4%)

Aerospace/Defense (1.3%)
$675	DRS Technologies, Inc., Company Guaranteed Notes (Callable 2/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	$698,625
450	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	452,250
475	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B- , Caa1)	11/15/14	7.750	483,312
925	L-3 Communication Corp., Global Senior Subordinated Notes (Callable 1/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	885,687
250	Sequa Corp., Senior Notes	(BB- , B1)	08/01/09	9.000	268,750
					2,788,624

Agriculture (0.5%)
1,000	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	1,065,000

Airlines (0.4%)
900	American Airlines, Inc., Series 01-2, Pass Thru Certificates	(B , B1)	10/01/06	7.800	903,249

Apparel/Textiles (1.5%)
600	Levi Strauss & Co., Global Senior Notes (Callable 1/15/10 @ $104.88)	(B- , B3)	01/15/15	9.750	634,500
735	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B- , B3)	12/15/12	12.250	838,819
500	Levi Strauss & Co., Global Senior Unsubordinated Notes (Callable 4/01/07 @ $102.00) #	(B- , B3)	04/01/12	8.254	520,000
400	Phillips Van-Heusen Corp., Global Senior Notes (Callable 2/15/08 @ $103.63)	(BB , B1)	02/15/11	7.250	410,000
500	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(B- , B3)	12/01/12	10.000	477,500
					2,880,819

Auto Loans (3.6%)
1,650	Ford Motor Credit Co., Global Notes	(BB- , Ba2)	10/01/13	7.000	1,477,837
2,560	Ford Motor Credit Co., Notes	(BB- , Ba2)	06/16/08	6.625	2,424,215
2,650	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	05/15/09	5.625	2,467,836
1,435	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	12/01/14	6.750	1,293,833
					7,663,721

Auto Parts & Equipment (3.2%)
525	Accuride Corp., Global Company Guaranteed Notes (Callable 2/01/10 @ $104.25)	(B- , B3)	02/01/15	8.500	523,031
400	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(CCC+ , B3)	12/01/11	9.000	402,000
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 4/01/09 @ $105.38)	(CCC+ , Caa2)	04/01/13	10.750	736,000
395	ArvinMeritor, Inc., Notes	(BB , Ba2)	03/01/12	8.750	391,050
775	Cambridge Industries, Inc., Senior Subordinated Notes ^	(NR , NR)	07/15/07	10.250	0

400	Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.19)	(B , Caa1)	12/15/14	8.375	314,000
1,250	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 7/01/10 @ $104.50)	(B- , B3)	07/01/15	9.000	1,275,000
700	Insurance Auto Auctions, Inc., Global company Guaranteed Notes (Callable 4/01/09 @ $105.50)	(CCC+ , Caa1)	04/01/13	11.000	740,250
450	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(B- , Caa1)	11/01/13	9.750	396,000
40	Meritor Automotive, Inc., Notes	(BB , Ba2)	02/15/09	6.800	40,100
400	Stanadyne Corp., Global Senior Subordinated Notes (Callable 8/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	385,000
575	Stoneridge, Inc., Global Company Guaranteed (Callable 5/01/07 @ $105.75)	(B+ , B2)	05/01/12	11.500	523,250
350	Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B- , B3)	11/15/14	8.625	351,750
900	Visteon Corp., Global Senior Notes	(B- , B3)	08/01/10	8.250	747,000
					6,824,431

Automotive (0.5%)
750	General Motors Corp., Global Debentures Notes	(B , B3)	07/15/33	8.375	553,125
700	General Motors Corp., Senior Notes	(B , B3)	07/15/13	7.125	525,000
					1,078,125

Beverage (0.1%)
250	Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable 6/15/08 @ $104.25) ‡	(CCC+ , B3)	06/15/13	9.000	263,750

Brokerage (0.3%)
250	E*Trade Financial Corp., Global Senior Notes (Callable 6/15/08 @ $104.00)	(B+ , B1)	06/15/11	8.000	260,937
315	E*Trade Financial Corp., US Domestic Senior Notes (Callable 12/01/10 @ $103.94)	(B+ , B1)	12/01/15	7.875	333,900
					594,837

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Building & Construction (1.6%)
$500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB , Ba1)	01/15/16	6.250	$455,737
750	KB HOME, Senior Notes	(BB+ , Ba1)	06/15/15	6.250	704,329
625	Standard Pacific Corp., Senior Notes	(BB , Ba2)	08/15/15	7.000	581,250
750	Technical Olympic USA, Inc., Global Senior Subordinated Notes	(B- , B2)	01/15/15	7.500	650,625
725	WCI Communities, Inc. Company Guaranteed Notes (Callable 5/01/07 @ $104.56)	(B+ , Ba3)	05/01/12	9.125	741,312
250	William Lyon Homes, Inc., Global Senior Notes (Callable 2/15/09 @ $103.75)	(B , B2)	02/15/14	7.500	216,875
					3,350,128

Building Materials (3.8%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 3/01/09 @ $105.63) +	(CCC , Caa3)	03/01/14	0.000	435,000
300	Building Materials Corp. of America, Global Secured Notes (Callable 8/01/09 @ $103.88)	(B+ , B2)	08/01/14	7.750	300,750
1,000	Coleman Cable, Inc., Global Company Guaranteed Notes ( Callable 10/10/08 @ $104.94)	(B- , B3)	10/01/12	9.875	905,000
750	Compression Polymers Holding Corp., Rule 144A, Senior Notes (Callable 7/01/09 @ $105.25) ‡	(B- , B2)	07/01/13	10.500	768,750
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 6/15/07 @ $102.17)	(CCC , Caa3)	06/15/09	13.000	252,000
500	Dayton Superior Corp., Global Secured Notes (Callable 6/15/06 @ $105.63)	(B- , Caa1)	09/15/08	10.750	511,875
1,250	Goodman Global Holding Co., Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)	(B- , B3)	12/15/12	7.875	1,240,625
400	Interface, Inc., Global Senior Subordinated Notes (Callable 2/01/09 @ $104.75)	(CCC , Caa3)	02/01/14	9.500	412,000
325	Norcraft Cos/Norcraft Finance Corp., Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B3)	11/01/11	9.000	339,625
250	Norcraft Holdings L.P./Norcraft Capital, Global Senior Discount Notes (Callable 9/01/08 @ $104.88) +	(B- , Caa1)	09/01/12	9.750	198,750
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 9/01/09 @ $105.38) +	(CCC+ , Caa2)	03/01/14	0.000	551,250
900	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 2/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	841,500
500	RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75) ‡	(CCC+ , Caa1)	11/01/12	9.500	515,000
700	THL Buildco (Nortek), Inc., Global Senior Subordinated Notes (Callable 9/01/09 @ $104.25)	(B- , B3e)	09/01/14	8.500	715,750
800	Werner Holdings Co., Inc., Series A, Company Guaranteed Notes	(CCC- , Caa3)	11/15/07	10.000	188,000
					8,175,875

Chemicals (2.8%)
322	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 6/15/09 @ $104.81)	(B , B3)	06/15/14	9.625	358,225
455	Crystal U.S. Holdings/U.S. Sub 3, Series B, Global Senior Discount Notes (Callable 10/01/09 @ $105.25) +	(B , Caa2)	10/01/14	0.000	354,900
350	Equistar Chemicals LP/Equistar Funding Corp., Global Senior Notes (Callable 5/01/07 @ $105.31)	(BB- , B2)	05/01/11	10.625	380,625
325	Huntsman Co. LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB- , Ba3)	10/15/10	11.625	369,687
264	Huntsman Co. LLC, Global Company Guaranteed Notes (Callable 7/15/08 @ $105.75)	(B , B2)	07/15/12	11.500	304,920
600	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B- , Caa1)	11/15/14	0.000	438,000
1,100	Lyondell Chemical Co., Global Company Guaranteed (Callable 6/01/08 @ $105.25)	(BB- , B1)	06/01/13	10.500	1,223,750
300	Millennium America, Inc., Global Company Guaranteed Notes	(BB- , B1)	06/15/08	9.250	306,375
750	Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	763,125
575	Polyone Corp., Global Company Guaranteed Notes (Callable 5/15/07 @ $105.31)	(B+ , B3)	05/15/10	10.625	625,312
357	Terra Capital, Inc., Global Secured Notes (Callable 6/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	396,270
450	Tronox Worldwide LLC/ Tronox Finance Corp., Rule 144A, Private Placement Senior Notes (Callable 12/01/09 @ $104.75) ‡	(B+ , B1)	12/01/12	9.500	474,750
					5,995,939

Consumer - Products (2.8%)
400	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13) +	(B- , Caa1)	10/01/12	0.000	312,000
950	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 5/01/09 @ $104.38)	(B- , Caa1)	05/01/14	8.750	857,375
750	Del Laboratories, Inc., Global Company Guaranteed Notes	(CCC+ , Caa2)	02/01/12	8.000	611,250
700	Jarden Corp., Company Guaranteed Notes (Callable 5/01/07 @ $104.87)	(B- , B3)	05/01/12	9.750	726,250
970	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 6/01/06 @ $104.69)	(CCC+ , Caa1)	06/01/11	9.375	1,018,500
719	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 4/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	729,785
500	Revlon Consumer Products Corp., Global Senior Notes (Callable 4/01/08 @ $104.75)	(CCC , Caa2)	04/01/11	9.500	480,000
525	Samsonite Corp., Global Senior Subordinated Notes (Callable 6/01/08 @ $104.44)	(B- , B3)	06/01/11	8.875	557,812
250	Spectrum Brands, Inc., Global Senior Subordinated Notes (Callable 10/01/08 @ $104.25)	(CCC+ , Caa1)	10/01/13	8.500	232,500
450	True Temper Sports, Inc., Company Guaranteed Notes	(CCC+ , Caa1)	09/15/11	8.375	414,000
					5,939,472

Diversified Capital Goods (1.0%)
250	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.13) ‡	(B , B3)	10/15/11	10.250	276,875
250	BGF Industries, Inc., Series B, Senior Subordinated Notes (Callable 5/01/06 @ $101.75)	(CCC- , Ca)	01/15/09	10.250	232,812
250	Blount, Inc., Senior Subordinated Notes (Callable 8/01/08 @ $104.44)	(B- , Caa1)	08/01/12	8.875	261,250
0	JII Holdings LLC, Global Secured Notes (Callable 1/01/07 @ $100.00) ++	(CCC- , Caa2)	04/01/07	13.000	326
575	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , Caa1)	12/15/13	8.625	560,625
875	TriMas Corp., Global Company Guaranteed Notes (Callable 6/15/07 @ $104.94)	(CCC+ , Caa1)	06/15/12	9.875	805,000
					2,136,888

Electric - Generation (2.8%)
37	AES Corp., Senior Notes	(B , B1)	06/01/09	9.500	39,511
400	AES Corp., Senior Notes	(B , B1)	03/01/14	7.750	422,000
800	Calpine Generating Co., Global Secured Notes (Callable 4/01/08 @ $103.50) Ø	(D , NR)	04/01/10	7.756	856,000
500	Dynegy Holdings, Inc., Rule 144A, Private Placement Senior Unsecured Notes ‡	(B- , B2)	05/01/16	8.375	500,000
1,050	Dynegy Holdings, Inc., Rule 144A, Secured Notes (Callable 7/15/08 @ $105.06) ‡	(B- , B1)	07/15/13	10.125	1,204,297
250	Dynegy Holdings, Inc., Senior Notes	(B- , B2)	04/01/11	6.875	242,500
500	Edison Mission Energy, Global Senior Notes	(B+ , B1)	08/15/08	10.000	537,500
500	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	515,000
400	Midwest Generation LLC, Global Secured Notes (Callable 5/01/09 @ $104.38)	(B , B1)	05/01/34	8.750	435,000
375	NRG Energy, Inc., Senior Notes (Callable 2/01/11 @ $103.69)	(B- , B1)	02/01/16	7.375	383,906

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

$500	Reliant Energy, Inc., Global Secured Notes (Callable 7/15/08 @ $104.75)	(B , B2)	07/15/13	9.500	$503,125
250	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B+ , B2)	12/15/14	6.750	221,875
					5,860,714

Electric - Integrated (1.0%)
400	Allegheny Energy Supply Company LLC, Global Notes	(BB- , Ba3)	03/15/11	7.800	427,500
400	Aquila, Inc., Senior Notes	(B- , B2)	11/15/09	7.625	411,500
250	CMS Energy Corp., Global Senior Notes	(B+ , B1)	08/01/10	7.750	263,125
700	CMS Energy Corp., Senior Notes	(B+ , B1)	01/15/09	7.500	723,625
500	Mirant Americas Generation LLC, Senior Notes Ø	(NR , NR)	05/01/06	7.625	0
300	Mirant Corp., Rule 144A, Private Placement Senior Notes ‡Ø	(NR , NR)	07/15/04	7.400	0
300	Sierra Pacific Resources, Global Senior Notes (Callable 3/15/09 @ $104.31)	(B- , B1)	03/15/14	8.625	327,127
					2,152,877

Electronics (1.6%)
1,125	Amkor Technology, Inc., Global Senior Notes	(CCC+ , Caa1)	05/15/13	7.750	1,040,625
169	Ampex Corp., Secured Notes ^»	(NR , NR)	08/15/08	12.000	169,049
700	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 3/01/11 @ $104.06)	(B , B1)	03/01/16	8.125	710,500
350	Spansion, Inc., Rule 144A, Private Placement Senior Notes (Callable 1/15/11 @ $105.62) ‡	(B , Caa1)	01/15/16	11.250	337,750
450	UCAR Finance, Inc. Company Guaranteed (Callable 2/15/07 @ $102.13)	(B- , B2)	02/15/12	10.250	482,625
600	Viasystems, Inc., Senior Subordinated Notes	(CCC+ , Caa2)	01/15/11	10.500	606,000
					3,346,549

Energy - Exploration & Production (2.7%)
250	Belden & Blake Corp., Global Secured Notes (Callable 7/15/08 @ $104.38)	(CCC+ , B3)	07/15/12	8.750	258,750
1,627	Chesapeake Energy Corp., Senior Notes (Callable 1/15/09 @ $103.44)	(BB- , Ba2)	01/15/16	6.875	1,647,337
1,500	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 6/01/08 @ $103.88)	(B , B3)	06/01/13	7.750	1,561,875
900	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	06/15/08	8.000	938,250
300	Plains E&P Co., Series B, Global Senior Subordinated Notes (Callable 7/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	321,750
500	Pogo Producing Co., Series B, Senior Subordinated Notes (Callable 4/15/06 @ $104.13)	(B+ , Ba3)	04/15/11	8.250	521,875
200	Range Resources, Corp., Global Company Guaranteed Notes (Callable 3/15/10 @ $103.19)	(B , B2)	03/15/15	6.375	198,000
80	Vintage Petroleum, Inc., Senior Subordinated Notes	(A- , A3)	05/15/11	7.875	83,210
300	Whiting Petroleum Corp., Senior Subordinated Notes	(B- , B2)	05/01/12	7.250	300,375
					5,831,422

Environmental (1.5%)
900	Aleris International, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.50)	(B- , B3)	11/15/14	9.000	947,250
1,650	Allied Waste North America, Inc., Series B, Senior Notes (Callable 4/15/09 @ $103.69)	(B+ , Caa1)	04/15/14	7.375	1,641,750
600	Waste Services, Inc., Global Senior Subordinated Notes (Callable 4/15/09 @ $104.75)	(CCC , Caa2)	04/15/14	9.500	621,750
					3,210,750

Food & Drug Retailers (1.4%)
350	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	379,589
500	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 8/01/08 @ $104.88)	(CCC , Caa3)	08/01/11	9.750	377,500
350	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/06 @ $104.44)	(B , B3)	12/01/11	8.875	367,500
750	Rite Aid Corp., Global Company Guaranteed Notes (Callable 1/15/10 @ $103.75)	(B+ , B2)	01/15/15	7.500	731,250
1,125	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 6/15/08 @ $104.06)	(BB- , B1)	06/15/12	8.125	1,129,219
					2,985,058

Food - Wholesale (1.1%)
100	Agrilink Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $101.98)	(B- , B3)	11/01/08	11.875	102,500
471	Eagle Family Foods, Inc., Series B, Company Guaranteed Notes (Callable 5/01/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	343,465
250	Leiner Health Products, Inc., Global Senior Subordinated Notes (Callable 6/01/08 @ $105.50)	(CCC+ , Caa1)	06/01/12	11.000	246,562
400	National Beef Packing Co. LLC, Global Senior Notes (Callable 8/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	406,000
700	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B- , B3)	12/01/13	8.250	696,500
250	Swift & Co., Global Company Guaranteed Notes (Callable 10/01/06 @ $105.06)	(B+ , B3)	10/01/09	10.125	261,250
300	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25)	(B , Caa1)	01/01/10	12.500	303,750
					2,360,027

Forestry/Paper (2.4%)
180	Appleton Papers, Inc., Global Senior Subordinated Notes (Callable 6/15/09 @ $104.88)	(B+ , B3)	06/15/14	9.750	179,550
525	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	507,937
264	Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable 5/01/06 @ $105.25)	(B- , Caa1)	04/01/11	9.875	278,850
850	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 3/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	856,375
475	Georgia-Pacific Corp., Debentures Notes	(B , B2)	06/15/15	7.700	479,750
775	Graphic Packaging International Corp., Senior Subordinated Notes (Callable 8/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	728,500
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 3/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	343,125
225	NewPage Corp., Global Secured Notes (Callable 5/01/09 @ $106.00)	(CCC+ , B3)	05/01/12	10.000	237,375
375	NewPage Corp., Global Senior Subordinated Notes (Callable 5/01/09 @ $106.00)	(CCC+ , Caa2)	05/01/13	12.000	391,875
1,050	Stone Container Corp., Global Senior Notes (Callable 7/01/07 @ $104.19)	(CCC+ , B2)	07/01/12	8.375	1,039,500
					5,042,837

Gaming (4.4%)
400	Aztar Corp., Global Senior Subordinated Notes (Callable 6/15/09 @ $103.94)	(B+ , Ba3)	06/15/14	7.875	435,000
900	CCM Merger, Inc., Rule 144A, Notes (Callable 8/01/09 @ $104.00) ‡	(B- , B3)	08/01/13	8.000	900,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

$175	Circus & Eldorado/Silver Legacy Capital Corp., Global First Mortgage Notes (Callable 3/01/07 @ $105.06)	(B , B2)	03/01/12	10.125	$189,000
740	Hard Rock Hotel, Inc., Global Notes (Callable 6/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	808,450
300	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 6/01/08 @ $104.06)	(B- , B3e)	06/01/12	8.125	313,125
975	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B , B3)	11/15/10	12.000	1,057,875
400	Isle of Capri Casinos, Inc., Global Senior Subordinated Notes (Callable 3/01/09 @ $103.50)	(B , B2)	03/01/14	7.000	397,000
475	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	505,875
650	Majestic Star Casino LLC, Rule 144A, Private Placement Secured Notes (Callable 10/15/08 @ $104.88) ‡	(B- , B3)	01/15/11	9.750	659,750
375	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	403,125
450	MGM Mirage, Inc., Company Guaranteed Notes	(B+ , Ba3)	02/01/11	8.375	477,000
500	OED Corp., Global Company Guaranteed Notes (Callable 4/15/08 @ $104.38)	(B , B2)	04/15/12	8.750	502,500
600	Resorts International Hotel and Casino, Inc., Global Company Guaranteed Notes (Callable 3/15/07 @ $106.00)	(B , B2)	03/15/09	11.500	661,500
400	River Rock Entertainment Authority, Senior Notes (Callable 11/01/07 @ $104.88)	(B+ , B2)	11/01/11	9.750	434,000
100	Seneca Gaming Corp., Global Senior Notes (Callable 5/01/08 @ $103.63)	(BB- , B2)	05/01/12	7.250	101,500
400	Trump Entertainment Resorts, Inc., Secured Notes (Callable 6/01/10 @ $104.25)	(B- , Caa1)	06/01/15	8.500	391,000
199	Waterford Gaming LLC, Rule 144A, Senior Notes ‡	(B+ , B1)	09/15/12	8.625	211,686
900	WYNN Las Vegas LLC, Global 1st Mortgage Notes (Callable 12/01/09 @ $103.31)	(B+ , B2)	12/01/14	6.625	878,625
					9,327,011

Gas Distribution (1.3%)
500	El Paso Corp., Senior Notes	(B- , Caa1)	05/15/11	7.000	504,375
250	El Paso Natural Gas, Series A, Global Senior Notes (Callable 8/01/07 @ $103.81)	(B , B1)	08/01/10	7.625	261,875
250	Inergy LP/Inergy Finance Corp., Global Senior Notes (Callable 12/15/19 @ $103.44)	(B , B1)	12/15/14	6.875	238,750
525	Inergy LP/Inergy Finance Corp., Rule 144A, Senior Notes (Callable 3/01/11 @ $104.13) ‡	(B , B1)	03/01/16	8.250	540,750
1,175	Williams Companies, Inc., Notes	(B+ , B1)	03/15/12	8.125	1,267,531
					2,813,281

Health Services (3.5%)
800	CDRV Investors, Inc., Global Senior Discount Notes (Callable 1/01/10 @ $104.81) +	(B- , Caa2)	01/01/15	0.000	548,000
250	Concentra Operating Corp., Global Company Guaranteed Notes (Callable 8/15/07 @ $104.75)	(B- , B3)	08/15/10	9.500	263,750
500	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 8/15/09 @ $103.38)	(BB+ , Ba2)	08/15/14	6.750	510,625
350	HCA, Inc., Notes	(BB+ , Ba1)	10/01/12	6.300	343,365
650	Iasis Healthcare LLC/Iasis Capital Corp., Global Senior Subordinated Notes (Callable 6/15/09 @ $104.38)	(B- , B3)	06/15/14	8.750	653,250
250	Medquest, Inc., Series B, Company Guaranteed Notes (Callable 8/15/07 @ $105.94)	(CCC+ , Caa1)	08/15/12	11.875	190,000
550	Stewart Enterprises, Inc., Rule 144A, Private Placement Senior Notes (Callable 2/15/09 $103.13) ‡	(B+ , B1)	02/15/13	6.250	530,750
1,175	Tenet Healthcare Corp., Global Senior Notes	(B , B3)	07/01/14	9.875	1,195,562
500	Tenet Healthcare Corp., Rule 144A, Senior Notes ‡	(B , B3)	02/01/15	9.250	502,500
1,000	Triad Hospitals, Inc., Senior Subordinated Notes	(B+ , B3)	11/15/13	7.000	990,000
800	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	834,000
950	Vanguard Health Holding II, Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	976,125
					7,537,927

Hotels (1.2%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes (Callable 4/01/06 @ $100.00)	(B- , B3)	04/01/08	10.500	501,250
425	Felcor Lodging LP, Global Company Guaranteed Notes	(B , B1)	06/01/11	8.500	467,500
600	Host Marriott LP, Global Company Guaranteed Notes (Callable 3/15/10 @ $103.19)	(BB- , Ba2)	03/15/15	6.375	593,250
200	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB- , Ba2)	11/01/13	7.125	204,500
825	Host Marriott LP., Rule 144A, Private Placement Senior Notes (Callable 6/01/11 @ $103.38) ‡	(BB- , B3e)	06/01/16	6.750	828,094
					2,594,594

Household & Leisure Products (1.1%)
650	ALH Finance LLC, Senior Subordinated Notes (Callable 1/15/09 @ $104.25)	(CCC+ , B3)	01/15/13	8.500	640,250
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 1/15/07 @ $103.00) #	(CCC+ , Caa1)	01/15/12	7.141	391,000
600	Ames True Temper, Inc., Senior Subordinated Notes (Callable 7/15/08 @ $105.00)	(CCC- , Caa2)	07/15/12	10.000	504,000
100	Remington Arms Co., Inc., Global Company Guaranteed Notes (Callable 2/01/07 @ $105.25)	(CCC- , B3)	02/01/11	10.500	83,000
750	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 6/15/09 @ $104.13)	(B- , B2)	06/15/14	8.250	787,500
					2,405,750

Investments & Misc Financial Services (0.2%)
500	Cardtronics, Inc., Rule 144A, Senior Subordinated Notes (Callable 8/15/09 @ $104.63) ‡	(B- , Caa1)	08/15/13	9.250	502,500

Leisure (0.7%)
350	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 7/15/07 @ $105.25)	(CCC- , Caa1)	07/15/11	10.500	372,750
350	Six Flags, Inc., Global Senior Notes (Callable 4/15/08 @ $104.88)	(CCC , Caa1)	04/15/13	9.750	354,375
700	Six Flags, Inc., Global Senior Notes (Callable 6/01/09 @ $104.81)	(CCC , Caa1)	06/01/14	9.625	708,750
					1,435,875

Machinery (0.2%)
450	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 8/01/07 @ $104.62)	(BB- , Ba3)	08/01/11	9.250	482,625

Media - Broadcast (2.0%)
600	Allbritton Communication Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B3)	12/15/12	7.750	606,000
300	Fisher Communications, Inc., Global Senior Notes (Callable 9/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	318,375
575	Nextar Finance, Inc., Global Senior Subordinated Notes (Callable 1/15/09 @ $103.50)	(CCC+ , B3)	01/15/14	7.000	546,250
300	Paxson Communications Corp., Rule 144A, Private Placement Secured Notes (Callable 1/15/08 @ $102.00) ‡#	(CCC- , B3)	01/15/13	10.777	298,500
475	Rainbow National Services LLC, Rule 144A, Private Placement Senior Subordinated Notes (Callable 9/01/09 @ $105.19) ‡	(CCC+ , B3)	09/01/14	10.375	534,375

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

$400	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	$422,500
750	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 9/01/09 @ $104.81)	(CCC , Caa1)	08/01/13	9.625	735,000
800	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 3/01/07 @ $103.33)	(CCC- , Caa2)	03/01/11	10.000	742,000
					4,203,000

Media - Cable (5.5%)
750	Atlantic Broadband Finance LLC, Rule 144A, Senior Subordinated Notes (Callable 1/15/09 @ $104.69) ‡	(CCC+ , Caa1)	01/15/14	9.375	714,375
792	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $ 105.50)	(CCC- , Caa3)	10/01/15	11.000	662,310
1,700	Charter Communication Holdings II, Senior Notes (Callable 9/15/08 @ $105.13)	(CCC- , Caa1)	09/15/10	10.250	1,678,750
1,150	Charter Communication Holdings LLC/Cap Corp., Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC- , Ca)	11/15/13	8.750	1,124,125
750	Charter Communications Holdings LLC, Senior Notes (Callable 4/01/06 @ $101.44)	(CCC- , Ca)	04/01/09	8.625	506,250
2,150	CSC Holdings, Inc., Rule 144A, Senior Notes ‡	(B+ , B2)	04/15/12	6.750	2,112,375
150	CSC Holdings, Inc., Series B, Debentures	(B+ , B2)	08/15/09	8.125	155,625
530	CSC Holdings, Inc., Series B, Senior Notes	(B+ , B2)	04/01/11	7.625	535,300
2,976	DIVA Systems Corp., Series B, Senior Discount Notes (Callable 6/05/06 @ $100.00) ^Ø	(NR , NR)	03/01/08	12.625	29,762
750	Echostar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	728,438
750	GCI, Inc., Global Senior Notes (Callable 2/15/09 @ $103.63)	(B+ , B2)	02/15/14	7.250	740,625
250	Insight Communications Co., Inc., Senior Discount Notes (Callable 2/15/07 @ $104.08) +	(CCC+ , Caa1)	02/15/11	0.000	266,250
500	Insight Midwest/Insight Capital, Global Senior Notes (Callable 11/01/06 @ $103.50)	(B , B2)	11/01/10	10.500	528,750
500	Insight Midwest/Insight Capital, Senior Notes (Callable 10/01/06 @ $101.63)	(B , B2)	10/01/09	9.750	516,250
1,550	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B , B2)	10/15/15	8.500	1,495,750
					11,794,935

Media - Services (0.3%)
811	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75) +	(B- , B3)	12/15/14	0.000	601,154

Metals/Mining Excluding Steel (0.9%)
500	Alpha Natural Resources, Company Guaranteed Notes (Callable 6/01/08 @ $105.00)	(B- , B3)	06/01/12	10.000	552,500
500	American Rock Salt Co. LLC, Global Secured Notes (Callable 3/15/09 @ $104.75)	(B- , B3)	03/15/14	9.500	507,500
675	Southern Copper Corp., Global Senior Notes	(BBB- , Ba1)	07/27/35	7.500	658,513
300	Wise Metals Group LLC, Global Secured Notes (Callable 5/15/08 @ $105.13)	(CCC+ , Caa1)	05/15/12	10.250	262,500
					1,981,013

Non-Food & Drug Retailers (4.2%)
769	Affinity Group Holding, Global Senior Subordinated Notes (Callable 2/15/08 @ $105.44) »	(B- , Caa1)	02/15/12	10.875	742,566
250	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 2/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	252,500
625	Asbury Automotive Group Co., Global Company Guaranteed Notes (Callable 6/15/07 @ $104.50)	(B , B3)	06/15/12	9.000	641,406
750	Brookstone Company, Inc., Rule 144A, Secured Notes (Callable 10/15/09 @ $106.00) ‡	(B , B3)	10/15/12	12.000	693,750
775	CSK Auto, Inc., Global Company Guaranteed Notes (Callable 1/15/09 @ $103.50)	(B- , B2)	01/15/14	7.000	742,063
600	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 6/01/08 @ $104.19)	(B- , B3)	06/01/12	8.375	530,250
703	Flooring America, Inc., Series B, Company Guaranteed Notes (Callable 12/13/06 @ $100.00) ^Ø	(NR , NR)	10/15/07	9.250	0
400	General Nutrition Center, Global Company Guaranteed Notes (Callable 1/15/08 @ $104.31)	(B- , B3)	01/15/11	8.625	407,000
700	Gregg Appliances, Inc., Global Company Guaranteed Notes (Callable 2/01/09 @ $104.50)	(B , B2)	02/01/13	9.000	652,750
750	GSC Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/09 @ $104) ‡	(B+ , Ba3)	10/01/12	8.000	748,125
500	Intcomex, Inc., Rule 144A, Secured Notes (Callable 1/15/07 @ $106.00) ‡	(B- , Caa1)	01/15/11	11.750	500,000
220	National Wine & Spirits, Inc., Company Guaranteed Notes (Callable 5/01/06 @ $101.69)	(CCC+ , B3)	01/15/09	10.125	222,750
500	Nebraska Book Co., Inc., Global Senior Subordinated Notes (Callable 3/15/08 @ $104.31)	(CCC , Caa1)	03/15/12	8.625	462,500
520	Neiman Marcus Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 10/15/10 @ $105.19) ‡	(B- , B3)	10/15/15	10.375	555,100
650	PCA LLC/PCA Finance Corp., Global Senior Notes	(C , Ca)	08/01/09	11.875	143,000
800	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	840,000
625	Stripes Acquisition LLC, Rule 144A, Private Placement Senior Notes (Callable 12/15/09 @ $105.31) ‡	(B , B2)	12/15/13	10.625	658,594
250	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 3/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	265,938
					9,058,292

Office Equipment (0.5%)
950	Xerox Corp., Senior Notes (Callable 6/15/08 @ $103.81)	(BB+ , Ba2)	06/15/13	7.625	1,004,625

Oil Refining & Marketing (0.2%)
200	Giant Industries, Inc., Company Guaranteed Notes (Callable 5/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	207,500
162	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 5/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	179,820
					387,320

Packaging (3.3%)
600	Amtrol, Inc., Senior Subordinated Notes	(CCC- , Caa3)	12/31/06	10.625	558,000
750	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 7/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	828,750
1,050	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC , Caa3)	12/01/12	11.000	824,250
485	Crown Americas LLC, Rule 144A, Private Placement Senior Notes (Callable 11/15/10 @ $103.88) ‡	(B , B1)	11/15/15	7.750	505,613
175	Graham Packaging Co., Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	177,625
825	Graham Packaging Co., Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+ , Caa2)	10/15/14	9.875	839,438
300	Intertape Polymer U.S., Inc., Global Senior Subordinated Notes (Callable 8/01/09 @ $104.25)	(B- , B3)	08/01/14	8.500	297,000
680	Owens-Brockway Glass, Global Company Guaranteed Notes (Callable 5/15/08 @ $104.13)	(B , B2)	05/15/13	8.250	714,000
475	Plastipak Holdings, Inc., Rule 144A, Private Placement Senior Notes (Callable 12/15/10 @ $104.25) ‡	(B , B2)	12/15/15	8.500	486,875
850	Pliant Corp., Company Guaranteed Notes (Callable 6/01/06 @ $106.50) Ø	(CCC+ , NR)	06/01/10	13.000	352,750
400	SGS International, Inc., Rule 144A, Private Placement Senior Subordinated Notes (Callable 12/15/09 @ $106.00) ‡	(B- , Caa1)	12/15/13	12.000	413,000
1,200	Solo Cup Co., Global Senior Subordinated Notes (Callable 2/15/09 @ $104.25)	(B- , Caa1)	02/15/14	8.500	1,134,000
					7,131,301

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Pharmaceuticals (0.3%)
$650	Athena Neuro Finance LLC, Company Guaranteed Notes	(B , B3)	02/21/08	7.250	$643,500

Printing & Publishing (4.3%)
625	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 5/01/06 @ $101.71)	(CCC , Caa1)	05/01/09	10.250	568,750
500	CBD Media Holdings/CBD Finance, Global Senior Notes (Callable 7/15/08 @ $104.63)	(CCC+ , Caa2)	07/15/12	9.250	511,875
1,100	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)	(B , B3)	12/01/13	7.875	1,080,750
500	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.25) +	(B , B3)	11/15/13	0.000	425,000
1,100	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	1,138,500
750	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 8/15/08 @ $105.88)	(CCC , Caa1)	08/15/11	11.750	786,563
600	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 2/01/08 @ $104.94)	(B- , Caa1)	02/01/13	9.875	648,000
725	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75) +	(B- , Caa2)	10/15/13	0.000	621,688
2,000	Premier Graphics, Inc., Company Guaranteed Notes ^Ø	(NR , NR)	12/01/05	11.500	0
1,200	RH Donnelley Corp., Rule 144A, Private Placement Senior Discount Notes (Callable 1/15/09 @ $103.44) ‡	(B , Caa1)	01/15/13	6.875	1,128,000
725	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 6/15/06 @ $105.44)	(CCC , Caa2)	06/15/09	10.875	715,938
1,500	WDAC Subsidiary Corp., Rule 144A, Senior Notes ‡	(CCC+ , Caa1)	12/01/14	8.375	1,488,750
					9,113,814

Real Estate Development & Management (0.2%)
550	Ashton Woods, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(NR , NR)	10/01/15	9.500	511,500

Restaurants (2.0%)
675	Buffets, Inc., Global Senior Subordinated Notes (Callable 7/15/06 @ $105.63)	(CCC , B3)	07/15/10	11.250	708,750
750	Denny’s Corp./Denny’s Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(CCC+ , Caa1)	10/01/12	10.000	778,125
750	Friendly Ice Cream Corp., Global Senior Notes (Callable 6/15/08 @ $104.19)	(CCC+ , B2)	06/15/12	8.375	682,500
400	O’Charley’s, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.50)	(B , Ba3)	11/01/13	9.000	410,000
145	Romacorp, Inc., Senior Notes Ø	(NR , NR)	12/31/08	10.500	36,250
850	Sbarro, Inc., Company Guaranteed Notes (Callable 9/15/06 @ $101.84)	(CCC+ , Caa2)	09/15/09	11.000	869,125
850	Uno Restaurant Corp., Rule 144A, Senior Notes (Callable 2/15/08 @ $110.00)	(CCC+ , B3)	02/15/11	10.000	692,750
					4,177,500

Software/Services (0.7%)
500	SunGard Data Systems, Inc., Rule 144A, Private Placement Senior Unsecured Notes (Callable 8/15/09 @ $104.56) ‡	(B- , B3)	08/15/13	9.125	531,250
1,000	SunGard Data Systems, Inc., Rule 144A, Senior Subordinated Notes (Callable 8/15/10 @ $105.13) ‡	(B- , Caa1)	08/15/15	10.250	1,057,500
					1,588,750

Steel Producers/Products (1.3%)
250	AK Steel Corp., Company Guaranteed Notes (Callable 5/01/06 @ $101.31)	(B+ , B1)	02/15/09	7.875	252,500
400	AK Steel Corp., Global Company Guaranteed Notes (Callable 6/15/07 @ $103.88)	(B+ , B1)	06/15/12	7.750	406,500
750	Egden Acquisition Corp., Global Secured Notes (Callable 2/01/08 @ $ 104.94)	(B- , B3)	02/01/11	9.875	750,000
600	International Steel Group, Inc., Global Senior Notes	(BBB- , Ba1)	04/15/14	6.500	600,000
625	RathGibson, Inc., Rule 144A, Private Placement Senior Notes (Callable 2/15/10 @ $105.62) ‡	(B- , B2)	02/15/14	11.250	656,250
250	WCI Steel, Inc., Series B, Senior Notes Ø	(NR , NR)	12/01/04	10.000	201,250
					2,866,500

Support - Services (4.1%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 7/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	382,000
600	Brand Services, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+ , Caa1)	10/15/12	12.000	645,000
750	Di Finance/Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 2/15/09 @ $104.75)	(B- , Caa1)	02/15/13	9.500	783,750
300	Hertz Corp., Rule 144A, Private Placement Senior Notes (Callable 1/01/10 @ $104.44) ‡	(B , B1)	01/01/14	8.875	312,750
400	Hertz Corp., Rule 144A, Private Placement Senior Subordinated Notes (Callable 1/01/11 @ $105.25) ‡	(B , B3)	01/01/16	10.500	436,000
800	Hydrochem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 2/15/09 @ $104.63) ‡	(CCC+ , Caa1)	02/15/13	9.250	798,000
400	Integrated Alarm Services Group, Inc., Rule 144A, Secured Notes (Callable 11/15/08 @ $106.00) ‡	(B- , B3)	11/15/11	12.000	394,000
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 4/01/07 @ $102.88)	(B , Caa1)	04/01/13	8.625	365,750
300	Iron Mountain, Inc., Company Guaranteed Notes (Callable 7/01/08 @ $103.31)	(B , Caa1)	01/01/16	6.625	283,500
1,100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 5/15/07 @ $105.34) +	(B- , Caa1)	05/15/13	0.000	957,000
500	Knowledge Learning Corp., Inc., Rule 144A, Company Guaranteed Notes (Callable 2/01/10 @ $103.88) ‡	(B- , B3)	02/01/15	7.750	478,750
815	La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable 5/15/06 @ $100.00)	(CC , Ca)	05/15/08	10.000	782,400
250	Language Line Holdings, Inc., Global Senior Subordinated Notes (Callable 6/15/08 @ $105.56)	(CCC+ , Caa1e)	06/15/12	11.125	232,500
300	Muzak LLC/Muzak Finance Corp., Global Senior Notes (Callable 2/15/07 @ $102.50)	(CCC- , Caa2)	02/15/09	10.000	262,500
425	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 2/15/08 @ $103.25)	(B+ , B3)	02/15/12	6.500	418,625
675	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 2/15/09 @ $103.50)	(B , Caa1)	02/15/14	7.000	653,063
525	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B , B3)	10/01/15	8.500	538,781
					8,724,369

Telecom - Fixed Line (1.0%)
875	Level 3 Communications, Inc., Senior Notes (Callable 5/01/06 @ $100.00)	(CCC- , Ca)	05/01/08	9.125	877,188
338	Madison River Capital/Madison River Finance, Senior Notes (Callable 3/01/07 @ $102.21)	(B- , B3)	03/01/10	13.250	356,063
775	Time Warner Telecom Holdings, Global Company Guaranteed Notes (Callable 2/15/09 @ $104.62)	(CCC+ , B2)	02/15/14	9.250	835,063
					2,068,314

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Telecom - Integrated/Services (2.4%)
$950	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 1/15/09 @ $104.19)	(B- , B3)	01/15/14	8.375	$970,188
300	Hawaiian Telecom Communications, Inc., Rule 144A, Senior Notes (Callable 5/01/09 @ $104.88) ‡	(CCC+ , B3)	05/01/13	9.750	303,000
300	LCI International, Inc., Senior Notes	(NR , NR)	06/15/07	7.250	304,500
545	PanAmSat Corp., Global Company Guaranteed Notes (Callable 8/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	576,338
225	Qwest Capital Funding, Inc., Global Company Guaranteed Notes	(B , B3)	02/15/11	7.250	229,219
1,025	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 2/15/08 @ $103.62)	(B , B2)	02/15/11	7.250	1,055,750
1,530	Qwest Corp., Global Senior Notes	(BB , Ba3)	06/15/15	7.625	1,644,750
					5,083,745

Telecom - Wireless (2.8%)
50	Airgate PCS, Inc., Rule 144A, Secured Notes (Callable 5/01/06 @ $104.69) ‡	(CCC- , Caa1)	09/01/09	9.375	52,688
525	American Tower Corp., Global Senior Notes (Callable 10/15/08 @ $103.56)	(BB- , B1)	10/15/12	7.125	546,000
450	Centennial Cellular Operating Co./Centennial Communications Corp., Global Company Guaranteed Notes (Callable 6/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	493,875
625	Centennial Communications Corp. Global Senior Notes (Callable 1/01/09 @ $107.50)	(CCC , Caa2)	01/01/13	10.000	652,344
455	Dobson Cellular Systems, Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC , B2)	11/01/12	9.875	499,363
600	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)	(CCC , Caa2)	10/01/13	8.875	606,000
350	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 7/15/08 @ $105.69)	(B- , NR)	07/15/12	11.375	401,625
250	IPCS, Inc., Global Senior Notes (Callable 5/01/08 @ $105.75)	(B- , B3)	05/01/12	11.500	286,250
250	IWO Holdings, Inc., Global Company Guaranteed Notes (Callable 1/15/10 @ $105.38) +	(BBB+ , Baa2)	01/15/15	0.000	188,125
100	Nextel Communications, Inc., Series B, Senior Notes (Callable 8/01/08 @ $103.69)	(A- , Baa2)	08/01/15	7.375	104,951
100	Rural Cellular Corp., Global Senior Notes (Callable 8/01/07 @ $104.94)	(CCC , Caa1)	02/01/10	9.875	107,250
375	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 5/01/06 @ $104.88)	(CCC , Caa2)	01/15/10	9.750	382,500
525	Rural Cellular Corp., Rule 144A, Private Placement Senior Subordinated Notes (Callable 11/01/07 @ $102.00) ‡#	(CCC , Caa2)	11/01/12	10.041	547,313
700	Triton PCS, Inc., Company Guaranteed Notes	(CCC- , Caa1)	06/01/13	8.500	668,500
400	U.S. Unwired, Inc., Series B, Global Secured Notes (Callable 6/15/08 @ $105.00)	(CCC- , Caa1)	06/15/12	10.000	450,500
					5,987,284

Theaters & Entertainment (0.7%)
400	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 3/01/09 @ $104.00)	(CCC+ , B3)	03/01/14	8.000	359,000
650	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 2/01/07 @ $104.94)	(CCC+ , B3)	02/01/12	9.875	643,500
250	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 2/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	266,875
400	Cinemark, Inc., Global Senior Discount Notes (Callable 3/15/09 @ $104.88) +	(B- , Caa1)	03/15/14	0.000	308,000
					1,577,375

Transportation Excluding Air/Rail (0.2%)
195	H-Line Finance Holding Corp., Global Senior Discount Notes (Callable 4/01/08 @ $105.50) +	(CCC+ , Caa2)	04/01/13	0.000	162,825
237	Horizon Lines LLC, Global Company Guaranteed Notes (Callable 11/01/08 @ $104.50)	(CCC+ , B3)	11/01/12	9.000	251,813
					414,638

TOTAL CORPORATE OBLIGATIONS
(Cost $190,148,694)					186,469,584

ASSET BACKED SECURITIES (0.2%)
550	Park Place Securities, Inc., Rule 144A ‡# (Cost $498,789)	(BB+ , Ba1)	10/25/34	7.568	507,033

Number of Shares

COMMON STOCKS (0.8%)

Auto Parts & Equipment (0.0%)
18,064	Safelite Glass Corp., Class B ^*	15,354
1,219	Safelite Realty Corp. ^*	9,752
		25,106

Chemicals (0.0%)
4,893	Huntsman Corp. *	94,435

Consumer - Products (0.0%)
20	Continental AFA Dispensing Co. ^*	0

Electric - Integrated (0.2%)
18,795	Mirant Corp. *	469,875

Food - Wholesale (0.3%)
590	Crunch Equity Holdings LLC *	590,405

Health Services (0.0%)
232	Magellan Health Services, Inc. *	9,389

Printing & Publishing (0.3%)
21,306	Cenveo, Inc. *	353,253
10,652	Cenveo, Inc., Rule 144A ‡*	176,610
		529,863

Telecom - Integrated/Services (0.0%)
69,987	Digitalglobe, Inc. ^*	69,987

Number of Shares		Value

TOTAL COMMON STOCKS
(Cost $1,787,203)		$1,789,060

PREFERRED STOCKS (0.0%)

Media - Cable (0.0%)
7,500	Adelphia Communications Corp., 13% cumulative exchangeable Series B (Callable 7/15/06 @ $102.17) *	3,750
(Cost $750,000)

WARRANTS (0.0%)

Aerospace/Defense (0.0%)
6,290	Loral Space & Communications, strike price $23.70, expires 12/26/06 ^*	0

Auto Parts & Equipment (0.0%)
44,271	Safelite Glass Corp., strike price $0.01, Class A, expires 09/29/06 ^*	0
29,514	Safelite Glass Corp., strike price $0.01, Class B, expires 09/29/07 ^*	0
		0

Building Materials (0.0%)
1,250	Dayton Superior Corp., strike price $0.01, Rule 144A, expires 6/15/09 ‡*	13

Chemicals (0.0%)
117	AGY Holding Corp., strike price $0.01, expires 1/01/10 ^*	1

Gaming (0.0%)
3,000	Mikohn Gaming Corp., strike price $7.70, expires 8/15/08 *	30

Packaging (0.0%)
747	Pliant Corp., strike price $0.01, expires 6/01/10 ^*	0

Telecom - Fixed Line (0.0%)
400	Colt Telecom Group Plc, strike price $75.63, Rule 144A, expires 12/31/06 ‡*	9,050
4	NTL Inc., strike price $262.93, Series A, expires 1/13/11 *	2
		9,052

TOTAL WARRANTS
(Cost $66,810)		9,096

TOTAL DOMESTIC SECURITIES
(Cost $193,251,496)		188,778,523

Par (000)		Ratings† (S&P/Moody’s) (unaudited)	Maturity	Rate%

FOREIGN SECURITIES (9.0%)

CORPORATE OBLIGATIONS (8.7%)

Apparel/Textiles (0.1%)
$275	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg) ‡	(CCC+ , Caa1)	11/15/12	9.875	304,504

Building Materials (0.4%)
750	MAAX Corp., Global Senior Subordinated Notes (Callable 6/15/08 @ $104.88) (Canada)	(CCC , B3)	06/15/12	9.750	645,000
500	MAAX Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08 @ $105.62) (Canada) +	(CCC , Caa3)	12/15/12	0.000	197,500
					842,500

Chemicals (0.7%)
373	Rhodia SA, Global Senior Notes (France)	(CCC+ , B3)	06/01/10	10.250	420,091
1,050	Ineos Group Holding Plc., Rule 144A, Private Placement Notes (Callable 2/15/11 @ $104.25) (United Kingdom) ‡	(B- , B2)	02/15/16	8.500	1,002,750
					1,422,841

Electronics (0.6%)
750	Celestica, Inc., Senior Subordinated Notes (Callable 7/01/08 @ $103.94) (Canada)	(B , B2)	07/01/11	7.875	768,750
650	Magnachip Semiconductor, Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (South Korea)	(B- , B2)	12/15/14	8.000	611,000
					1,379,750

Food & Drug Retailers (0.5%)
1,125	Jean Coutu Group (PJC), Inc., Global Senior Subordinated Notes (Callable 8/01/09 @ $104.25) (Canada)	(B- , Caa2)	08/01/14	8.500	1,037,812

Forestry/Paper (1.4%)
700	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)	(B+ , B1)	04/01/15	8.375	686,000
400	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+ , B1)	06/15/11	7.750	388,000

Par (000)		Ratings† (S&P/Moody’s) (unaudited)	Maturity	Rate%	Value

$275	Bowater Canada Finance, Global Company Guaranteed (Canada)	(B+ , B1)	11/15/11	7.950	$275,687
250	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(CCC- , Ca)	03/15/12	7.750	142,500
400	Tembec Industries, Inc., Yankee Company Guaranteed (Callable 6/30/06 @ $101.44) (Canada)	(CCC- , Ca)	06/30/09	8.625	243,000
500	JSG Funding Plc, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	531,250
750	JSG Funding Plc, Senior Subordinated Notes (Callable 1/31/10 @ $103.88) (Ireland)	(B- , Caa1)	04/01/15	7.750	708,750
					2,975,187

Leisure (0.5%)
750	NCL Corp., Global Senior Notes (Callable 7/15/09 @ $105.31) (Bermuda)	(B+ , B2)	07/15/14	10.625	780,000
250	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	254,688
					1,034,688

Media - Cable (0.2%)
400	Ono Finance Plc, Rule 144A, Company Guaranteed Notes (Callable 5/15/09 @ $105.25) (United Kingdom) ‡	(CCC+ , B3)	05/15/14	10.500	523,995

Media - Broadcast (0.0%)
4,600	Australis Holdings Pty. Ltd., Yankee Senior Discount Notes (Australia) ^Ø	(NR , NR)	11/01/02	15.000	0

Media - Cable (0.6%)
500	Kabel Deutschland GmbH, Rule 144A, Company Guaranteed Notes (Callable 7/01/09 @ $105.31) (Germany) ‡	(B- , B2)	07/01/14	10.625	536,250
393	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡+	(CCC+ , Caa1)	06/15/14	0.000	330,611
400	Unity Media GMBH, Rule 144A, Private Placement Senior Notes (Callable 2/15/10 @ $105.06) (Germany) ‡	(CCC+ , Caa2)	02/15/15	10.125	492,531
					1,359,392

Media - Diversified (0.1%)
150	Quebecor Media, Inc., Rule 144A, Private Placement Senior Notes (Callable 3/15/11 @ $103.88) (Canada) ‡	(B , B2)	03/15/16	7.750	154,875

Metals/Mining Excluding Steel (0.0%)
924	International Utility Structures, Inc., Subordinated Notes (Canada) ^Ø	(NR , NR)	02/01/08	13.000	0
800	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada) ^Ø	(NR , NR)	02/01/08	10.750	0
					0

Oil Field Equipment & Services (0.1%)
150	Titan Petrochemicals Group Ltd., Rule 144A, Company Guaranteed Notes (Bermuda) ‡	(B+ , B1)	03/18/12	8.500	141,750

Packaging (0.2%)
400	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 2/15/10 @ $103.94) (Germany) ‡	(B- , Caa1)	03/01/15	7.875	486,480

Pharmaceuticals (0.3%)
400	Biovail Corp. Yankee Senior Subordinated Notes (Callable 4/01/06 @ $103.94) (Canada)	(BB- , B2)	04/01/10	7.875	410,000
275	Elan Finance Plc./Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B , B3)	11/15/11	7.750	261,938
					671,938

Steel Producers/Products (0.3%)
225	Gerdau Ameristeel Corp., Global Senior Notes (Callable 7/15/07 @ $105.38) (Canada)	(BB- , Ba3)	07/15/11	10.375	248,063
259	Ispat Inland ULC, Global Secured Notes (Callable 4/01/09 @ $104.88) (Canada)	(BBB+ , Baa3)	04/01/14	9.750	293,409
					541,472

Support - Services (0.3%)
675	Ashtead Holdings Plc., Rule 144A, Private Placement Secured Notes (Callable 8/01/10 @ $104.31) (United Kingdom) ‡	(B , B2)	08/01/15	8.625	705,375

Telecom - Integrated/Services (1.1%)
450	Intelsat Ltd., Global Senior Notes (Bermuda)	(BBB+ , Caa1)	11/01/08	5.250	427,500
600	Intelsat Subsidiary Holding Co., Ltd., Global Senior Notes (Callable 1/15/09 @ $104.13) (Bermuda)	(B+ , B2)	01/15/13	8.250	613,500
400	Hellas Telecom, Rule 144A, Secured Notes (Callable 10/15/06 @ $102.00) (Luxembourg) ‡	(B , B1)	10/15/12	6.014	494,951
750	Global Crossing UK Finance Plc., Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , Caa1)	12/15/14	10.750	772,500
					2,308,451

Telecom - Wireless (0.3%)
500	Millicom International Cellular S.A., Global Senior Notes (Callable 12/01/08 @ $105.00) (Luxembourg)	(B- , B3)	12/01/13	10.000	556,250

Transportation Excluding Air/Rail (1.0%)
700	Sea Containers Ltd., Series B, Yankee Senior Notes (Callable 5/01/06 @ $100.00) (Bermuda)	(CCC- , B3)	02/15/08	7.875	658,000
1,350	Ship Finance International Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B , B1)	12/15/13	8.500	1,275,750
250	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	236,250
					2,170,000

TOTAL FOREIGN CORPORATE OBLIGATIONS (Cost $22,376,947)					18,617,260

GOVERNMENT OBLIGATIONS (0.3%)

Argentina (0.3%)
1,188	Republic of Argentina, Notes	(B , NR)	12/31/33	5.830	492,929
3,249	Republic of Argentina, Domestic Notes	(NR , NR)	12/15/35	0.000	95,969
TOTAL GOVERNMENT OBLIGATIONS (Cost $516,288)					588,898

Par (000)		Ratings† (S&P/Moody’s) (unaudited)	Maturity	Rate%	Value

TOTAL FOREIGN SECURITIES
(Cost $22,893,235)					$19,206,158

SHORT- TERM INVESTMENT (0.3%)
604	Citibank overnight deposit (Nassau)		04/03/06	3.900	604,000
TOTAL SHORT- TERM INVESTMENT (Cost $604,000)					604,000

TOTAL INVESTMENTS AT VALUE (97.7%)
(Cost $216,748,731)					208,588,681

OTHER ASSETS IN EXCESS OF LIABILITIES (2.3%)					4,912,666

NET ASSETS (100%)
Applicable to 49,895,588 issued and outstanding $0.001 par value shares (authorized 100,000,000 shares)					$213,501,347

INVESTMENT ABBREVIATIONS

MTNA= Medium Term Notes Series A

NR= Not Rated

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                  Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $33,146,664  or 15.5% of net assets.

^                  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#                 Floating Rate - The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 2006.

+                 Step Bond - The interest rate stated is the rate as of March 31, 2006.

Ø               Security in default.

*                 Non-income producing security.

»                 Payment-in-kind.

++          Par value of security held is less than 1,000.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater then 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occuring before the Fund’s Valuation Time but after the close of the securities, primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

Federal Income Tax Cost - At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $216,748,731, 5,813,909, (13,973,959), and $(8,160,050), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2006